Special Charges, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Special Charges, Net [Abstract]
Summary of special charges
A summary for each respective period is as follows:

In thousands	Three Months Ended March 31, 2015	Three Months Ended March 29, 2014
Restructuring and plant realignment costs	$1,008	$2,912
Acquisition and integration - Providência	1,093	2,431
Acquisition and integration - Fiberweb	1,816	3,034
Other charges	2,105	334
Total restructuring and plant realignment costs	$6,022	$8,711
A summary of special charges by reportable segment is as follows:

In thousands	Restructuring and Plant Realignment Costs	Acquisition and Integration Costs	Other Special Charges	Total Special Charges, Net
For the three months ended March 31, 2015
North America	$248	$490	$71	$809
South America	(15)	227	—	212
Europe	783	225	(5)	1,003
Asia	—	—	1,193	1,193
Corporate	(8)	1,967	846	2,805
Total	$1,008	$2,909	$2,105	$6,022

For the three months ended March 29, 2014
North America	$203	$500	$173	$876
South America	57	9	—	66
Europe	2,628	605	1	3,234
Asia	6	—	100	106
Corporate	18	4,351	60	4,429
Total	$2,912	$5,465	$334	$8,711

These amounts are included in Special charges, net in the Consolidated Statement of Operations.
A summary of special charges for each respective period is as follows:

In thousands	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Restructuring and plant realignment costs	$9,713	$8,633	$15,074
Acquisition - Blackstone	—	37	452
Acquisition and integration - Providência	24,435	—	—
Acquisition and integration - Fiberweb	14,643	18,306	—
Colombia flood	—	—	57
Goodwill impairment	6,851	—	—
Asset impairment	—	2,259	—
Other charges	3,543	3,953	4,009
Total	$59,185	$33,188	$19,592

Summary of components of accrued liability with respect to Company's business restructuring activities
Amounts accrued for Restructuring and Plant Realignment costs are included in Accounts payable and accrued liabilities in the Consolidated Balance Sheets. Changes in the Company's reserves for the respective periods presented are as follows:

In thousands	North America	South America	Europe	Asia	Corporate	Total
December 31, 2014	$598	$1,145	$1,718	$39	$180	$3,680
Additions	248	(15)	783	—	(8)	1,008
Acquisitions	—	—	—	—	—	—
Cash payments	(458)	(277)	(1,146)	(50)	(131)	(2,062)
Adjustments	4	(59)	(172)	11	1	$(215)
March 31, 2015	$392	$794	$1,183	$—	$42	$2,411

Changes in the Company's reserves for the respective periods presented are as follows:

In thousands	North America	South America	Europe	Asia	Corporate	Total
December 29, 2012	$920	$848	$1,431	$639	$2,440	$6,278
Additions	1,700	922	4,238	1	1,772	8,633
Acquisitions	92	—	1,789	129	—	2,010
Cash payments	(1,647)	(868)	(2,980)	(505)	(2,343)	(8,343)
Translation and other	—	(127)	9	—	—	(118)
December 28, 2013	1,065	775	4,487	264	1,869	8,460
Additions	1,324	842	7,472	(64)	139	9,713
Acquisitions	—	—	—	—	—	—
Cash payments	(2,304)	(164)	(8,807)	(99)	(1,828)	(13,202)
Translation and other	513	(308)	(1,434)	(62)	—	(1,291)
December 31, 2014	$598	$1,145	$1,718	$39	$180	$3,680